Loans from a Third Party (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2023 CNY (¥)	May 03, 2023 USD ($)
Loans from a Third Party [Line Items]
Loans						$ 10.1
Outstanding balances			$ 21.7	¥ 157.4
Repaid instalment plan	$ 7.9	¥ 56.0
Tianjin Yizhong Jinshajiang Equity Investment Fund Partnership [Member]
Loans from a Third Party [Line Items]
Loans	$ 18.0				¥ 115.0
Percenatge of interest rate	8.00%				8.00%
Term of agreements	1 year	1 year
Other income (expense)			0.7	4.4
Accrued interests			$ 6.1	¥ 41.4
Yizhong [Member]
Loans from a Third Party [Line Items]
Outstanding balances	$ 12.0
Debt obligation	8.5				¥ 60.0
Interest expense	$ 3.6